Net Income (Loss) Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
Options [Member]
Net Income (Loss) Per Share (Textual)
Antidilutive shares	8,498,868	23,186,160
Restricted shares [Member]
Net Income (Loss) Per Share (Textual)
Antidilutive shares	2,843,252	4,030,240
Nonvested shares (Member)
Net Income (Loss) Per Share (Textual)
Antidilutive shares	3,000,000	3,000,000